REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 12:          REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Operating segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, which is the Company’s chief executive officer, in deciding how to make operating decisions, allocate resources and assess performance. The Company’s chief operating decision maker allocates resources and assesses performance at the consolidated level.

b.	Geographical information

The following table summarizes revenue by region based on the shipping address of customers:

	Year ended December 31,
	2022	2021	2020
United States	172,733	135,291	105,321
Rest of world	71,510	56,914	42,138
Israel	763	1,098	847
	$245,006	$193,303	$148,306

Other than the United States, no other individual country accounted for 10% or more of total revenue for the years ended December 31, 2022, 2021 and 2020.

The following table summarizes long-lived assets, net by region:

	Year ended December 31,
	2022	2021
Israel	$11,537	$8,829
United States	6,800	1,778
Rest of world	1,934	278
Total long-lived assets, net	$20,271	$10,885